Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Operating Gains (Losses), Net [Line Items]
Impairment of intangible assets	$ 7.1	$ 191.0
Goodwill [member]
Other Operating Gains (Losses), Net [Line Items]
Impairment of intangible assets	302.2
Satellites [Member]
Other Operating Gains (Losses), Net [Line Items]
Impairment of intangible assets	$ 55.9	36.3
Satellites [Member] | Goodwill [member]
Other Operating Gains (Losses), Net [Line Items]
Impairment of intangible assets		$ 76.0